Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property	$ 3,554.2	$ 3,630.2
Inventories	913.2	857.6
Non-insurance revenue receivables	757.7	835.4
Accrued interest and dividends	516.1	483.2
Prepaid expenses	460.8	382.7
Call Options on Non-Controlling Interests	211.0	177.8
Finance lease receivables	177.0	179.8
Income tax, sales tax and subsidies receivable	177.0	252.2
Assets associated with unit-linked insurance products and other products	156.8	1,368.3
Pension surplus	133.5	100.4
Other	674.1	720.4
Current	3,414.4	3,580.6
Non-current	4,317.0	5,407.4
Other assets	7,731.4	8,988.0
Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife) | Non-current assets held for sale
Other Assets
Assets associated with unit-linked insurance products and other products	1,710.4	1,241.7
Insurance and reinsurance companies
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property	849.7	811.5
Accrued interest and dividends	512.7	473.7
Prepaid expenses	198.9	154.9
Call Options on Non-Controlling Interests	211.0	177.8
Finance lease receivables	4.5	6.1
Income tax, sales tax and subsidies receivable	89.5	86.6
Assets associated with unit-linked insurance products and other products	156.8	1,368.3
Pension surplus	133.5	100.4
Other	526.5	604.9
Current	1,264.1	1,374.0
Non-current	1,419.0	2,410.2
Other assets	2,683.1	3,784.2
Non-insurance companies
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property	2,704.5	2,818.7
Inventories	913.2	857.6
Non-insurance revenue receivables	757.7	835.4
Accrued interest and dividends	3.4	9.5
Prepaid expenses	261.9	227.8
Finance lease receivables	172.5	173.7
Income tax, sales tax and subsidies receivable	87.5	165.6
Other	147.6	115.5
Current	2,150.3	2,206.6
Non-current	2,898.0	2,997.2
Other assets	$ 5,048.3	$ 5,203.8